LOAN PAYABLE (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	May 31, 2022	Jan. 25, 2022
Loan Payable
Loans payable in default	$ 57,973	$ 62,973	$ 50,000	$ 103,924
[custom:IssuanceOfShares-0]				415,697
[custom:LossRecognized]	124,709
[custom:AccruedInterest-0]	$ 7,973	$ 12,973